NON-CURRENT ASSETS HELD FOR SALE - Discontinued operation - Total comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total comprehensive income for the year attributable to:
Owners of the parent	$ 135,679	$ 49,702	$ 120,746
Total comprehensive income	2,918,637	2,937,610	2,739,643
Discontinued operations [member]
Total comprehensive income for the year attributable to:
Owners of the parent	135,679	49,702	120,747
Non-controlling interests	61,912	22,612	54,930
Total comprehensive income	$ 197,591	$ 72,314	$ 175,677